Long-term Investments - Available-for-Sale Securities (Details) - USD ($)		1 Months Ended	12 Months Ended
	Sep. 19, 2014	Oct. 31, 2011	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2015
Available for Sale Securities
Cost Basis			$ 68,662,000	$ 79,972,000	$ 156,384,000
Gross Unrealized Gains			54,270,000	75,140,000	157,378,000
Gross Unrealized Losses			(15,560,000)	(823,000)	(2,265,000)
Fair value			107,372,000	154,289,000	311,497,000
Aggregate fair value of investments in market securities with unrealized losses, in a continuous unrealized loss position for less than one year			25,800,000
Impairment charge			1,300,000	4,800,000	0
Youku Tudou
Available for Sale Securities
Cost Basis					68,028,000
Gross Unrealized Gains					32,951,000
Fair value					100,979,000
Disposal gain				34,500,000	18,900,000
Alibaba
Available for Sale Securities
Cost Basis				12,248,000	18,997,000
Gross Unrealized Gains				65,757,000	92,982,000
Fair value				78,005,000	111,979,000
Total amount invested		$ 50,000,000
Cost of shares sold	$ 30,000,000
Disposal gain	$ 109,200,000		92,300,000	44,200,000
Jupai
Available for Sale Securities
Cost Basis			23,068,000	23,068,000	17,788,000
Gross Unrealized Gains			44,107,000	8,576,000	14,121,000
Fair value			67,175,000	31,644,000	31,909,000
Total amount invested				5,300,000	10,000,000
Total cost						$ 7,800,000
Others
Available for Sale Securities
Cost Basis			45,594,000	44,656,000	51,571,000
Gross Unrealized Gains			10,163,000	807,000	17,324,000
Gross Unrealized Losses			(15,560,000)	(823,000)	(2,265,000)
Fair value			$ 40,197,000	$ 44,640,000	$ 66,630,000